Accounts payable	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accounts payable
13.
Accounts payable

The Company receives credit from its suppliers for 30 and 45 days without charging interest, whereby the provider payment policy is to pay the maximum term granted. As of the date of these consolidated financial statements there is no supplier that represents more than 10% of its investments in productive assets and/or the total operating costs.

	December 31, 2020		December 31, 2021		December 31, 2022
Suppliers	Ps.	952,912	Ps.	2,734,704	Ps.	1,894,474
Others suppliers		56,353		119,024		90,021
Interest payable		90,759		127,905		288,457
Direct employee benefits		88,567		91,983		108,987
Others		5,759		73,928		90,352
Total	Ps.	1,194,350	Ps.	3,147,544	Ps.	2,472,291

The balance of direct employee benefits corresponding principally of provisions of vacation pay, bonuses and other short-term employee benefits.